John Deere Owner Trust 2015-B	EXHIBIT 99.2
Statement to Certificateholders

$228,000,000 Class A-1 0.40000% Asset Backed Notes due September 15, 2016
$245,000,000 Class A-2 0.98% Asset Backed Notes due June 15, 2018
$203,000,000 Class A-3 1.44% Asset Backed Notes due October 15, 2019
$75,000,000 Class A-4 1.78% Asset Backed Notes due June 15, 2022
$19,260,178 Asset Backed Certificates

Payment Date:				15-Nov-18

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$9,117,834.28
		per $1,000 original principal amount:		$121.57

	(e)	Certificates:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$9,117,834.28

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iv)	Class A-4 Notes:	$110,728.27
			per $1,000 original principal amount:	$1.48

		(v)	Total:	$110,728.27

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$84,530,676.55

	(b)	Note Value at end of related Collection Period:		$84,790,613.52

	(c)	Pool Face Amount at the end of related Collection Period:		$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$0.00
		(ii)	A-3 Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$65,530,435.20
		(ii)	A-4 Note Pool Factor:	0.8737391

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	(e)	(i) Certificate Balance:	$19,260,178.00
		(ii) Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$78,074.15
		(i) per $1,000 original principal amount:	$0.10
	(b)	Amount of Servicing Fee earned:	$78,074.15
	(c)	Amount of Servicing Fee paid:	$78,074.15
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	(i)	Amount in Reserve Account:	$7,702,602.00
	(ii)	Specified Reserve Account Balance:	$7,702,602.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:	$1,928,552.08
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.28%

(11)	(i)	Aggregate amount of net losses for the collection period:	$14,616.91
	(ii)	Cumulative amount of net losses:	$2,726,788.31
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.35%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$66,275.35
		(ii) % of Pool Balance:	0.07%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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